Derivative Instruments (Credit Exposure of Derivative Contracts) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Assets (Liabilities), at Fair Value, Net	$ 59,016		$ 136,558
Credit Exposure of Derivative Contracts [Abstract]
Derivative, Collateral, Right to Reclaim Cash	8,033	[1]	27,867	[1]
Derivative Liability, Fair Value of Collateral	18,081	[2]	1,565	[2]
Derivative, Collateral, Obligation to Return Cash	(51,006)	[3]	(136,414)	[3]
Derivative Asset, Fair Value of Collateral	(11,095)	[4]	(22,458)	[4]
Deposits with Clearing Organizations and Others, Securities	(13,350)		0
Net Credit Exposure On Derivative Contracts	9,679		7,118
Margin Deposit Assets	$ 2,566	[5]	$ 5,605	[5]

[1]	Consists of receivable from counterparty, included in other assets.
[2]	Included in other invested assets, primarily consists of U.S. Treasury securities.
[3]	Included in cash and cash equivalents, with obligation to return cash collateral recorded in other liabilities.
[4]	Consists of U.S. Treasury securities.
[5]	Included in cash and cash equivalents.